Schedule of revenue (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
At a point in time	$ 2,199,845	$ 1,829,681	$ 3,371,037	$ 2,403,552
Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time	94,574	278,242	586,440	407,443
Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time	1,715,785	1,322,844	2,617,110	1,755,910
Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time	17,140	219,496	157,467	232,173
Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time	365,398	1,988	10,020	8,026
Management Fees [Member]
IfrsStatementLineItems [Line Items]
At a point in time	6,948	7,111
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time	$ 2,199,845	$ 1,829,681	$ 3,371,037	$ 2,403,552